Cover	Feb. 04, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 04, 2022
Entity Tax Identification Number	85-2560226
City Area Code	844
Local Phone Number	654-2642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-39755
Entity Incorporation, State or Country Code	DE
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0001821769
Entity Address, Address Line One	22 Fitzwilliam Square South,
Entity Address, City or Town	Dublin,
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 FH68
Entity Registrant Name	NAVITAS SEMICONDUCTOR CORPORATION
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NVTS
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to receive one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	NVTSW
Security Exchange Name	NASDAQ